Interest Expense and Similar Items	12 Months Ended
Dec. 31, 2020
Parent Company
Interest Expense and Similar Items

Note 10 Interest Expense and Similar Items

	Year Ended December 31,
	2020	2019
Interest expense	(4)	(18)
Exchange rate differences	(52,037)	(2,393)
Changes in FX options measured at fair value	(3,318)	(2,700)
Total	(55,359)	(5,111)